The Company and basis of presentation (Tables)	9 Months Ended
Sep. 30, 2023
The Company and basis of presentation
Schedule of inputs for the calculation of (gains) losses on net monetary positions

Inputs for the calculation of (gains) losses on net monetary positions

	Argentina	Lebanon	Turkiye
Date of IAS 29 initial application	July 1, 2018	December 31, 2020	June 30, 2022
Consumer price index	National Institute of Statistics & Censuses	Central Administration of Statistics	Turkish Statistical Institute
Index at September 30, 2023	2,304.9	4,971.3	1,691.0
Calendar year increase	103%	143%	50%
(Gain) loss on net monetary position in € THOUS	37,433	(211)	2,549

Schedule of key assumptions of value-in-use calculations upon goodwill impairment tests

Key assumptions

in %

	Care Delivery		Care Enablement
	September 30, 2023	June 30, 2023	September 30, 2023	June 30, 2023
Average revenue growth in ten year projection period	mid-single-digit	mid-single-digit	mid-single-digit	mid-single-digit
Average EBIT growth in ten year projection period (1)	high-single-digit	high-single-digit	mid-double-digit	low-triple-digit
Residual value growth	1.00	1.00	1.00	1.00
Pre-tax WACC	9.70	9.62	8.62	8.80
After-tax WACC	7.39	7.35	6.49	6.65

Schedule of reconciliation of insurance contracts receivables and liabilities

Insurance contract receivables and liabilities

in € THOUS

	2023
	Present value of	Risk adjustment for
	future cash flows	non-financial risk	Total
Insurance contract receivables (liabilities) as at January 1,	18,085	(1,801)	16,284
Incurred claims and other directly attributable expenses	(161,684)	680	(161,004)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC	(3,819)	—	(3,819)
Claims and other directly attributable expenses paid	5,473	—	5,473
Premium revenue	442,701	—	442,701
Foreign currency translation and other changes	6,574	3	6,577
Insurance contract receivables (liabilities) as at September 30,	307,330	(1,118)	306,212